Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Inventory	inventories consisted of the following:

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018
Raw materials	$565,071	$568,916
Work in process	44,532	48,819
Finished goods	513,465	460,802
Total	$1,123,068	$1,078,537